Angela N. Brown
Lead Counsel,
Life Insurance Product & Operations
1295 State Street – MIP 243
Springfield, MA 01111-0001
Tel: (860) 562-2455
Email: angelabrown@massmutual.com

February 14, 2019

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Life Separate Account I
Apex VULSM
Initial Registration Statement on Form N-6

Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (“MassMutual”) and Massachusetts Mutual Variable Life Separate Account I (the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-6 to register Apex VULSM, a new individual, flexible premium, adjustable, variable life insurance policy (the “Policy”) offered by MassMutual.

The Policy will be issued through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial statements, exhibits not included herein, and certain other information will be added by pre-effective amendment.

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate the Staff’s review of this filing. I may be reached at (860) 562-2445 or at angelabrown@massmutual.com.

Sincerely,

/s/ Angela N. Brown

Angela N. Brown
Lead Counsel, Life Insurance Product
& Operations

Enclosures

Massachusetts Mutual Life Insurance Company (MassMutual) and affiliates • Springfield, MA 01111-0001 • (413) 788-8411